CREDIT LOSSES (Tables)	12 Months Ended
Dec. 31, 2022
Receivables [Abstract]
Schedule of Allowance for Credit Losses
	December 31,
	2021	2022

Balance, at beginning of Period	$6,198	$8,587
Provision for expected credit losses	3,087	14,489
Amounts written off charged against the allowance and others	(698)	(666)

Balance, at end of period	$8,587	$22,410